COMMON SHARES	6 Months Ended
Jun. 30, 2013
COMMON SHARES
COMMON SHARES
17. COMMON SHARES

As a result of the issuance of restricted shares to employees, former employees, officers, executive officers, directors, non executive directors and consultants during the period ended June 30, 2013, the Company’s share capital was increased by approximately 2,937,500 shares.

As a result of the issuance of shares to various vendors to settle outstanding invoices during the period ended June 30, 2013, the Company’s share capital was increased by approximately 252,400 shares.

As a result of the issuance of warrants during the period ended June 30, 2013, the Company’s share capital was increased by approximately 41,350 shares.

As a result of the Accounts Payable Settlement (April 5, 2013) (refer to Note 8) during the period ended June 30, 2013, the Company’s share capital was increased by approximately 799,700 shares.

As a result of the issuance of shares to Piraeus Bank to settle outstanding loan obligations during the period ended June 30, 2013, the Company’s share capital was increased by approximately 3,083,350 shares (refer to Note 11).

In relation to the acquisition of coal property (refer to Note 7), the Company’s share capital was increased by approximately 3,333,350 shares.